UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

COLT DEPOSITOR II, LLC

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________
Date of Report (Date of earliest event reported) __________________
Commission File Number of securitizer: __________________
Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐
☒	Rule 15Ga-2 under the Exchange Act (17 CPR 240.15Ga-2)
Central Index Key Number of depositor: 0001788771
COLT 2021-2
(Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable):
Central Index Key Number of underwriter (if applicable): ________________

Donna Yi (212) 849-9658

Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.02	Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.03	Notice of Termination of Duty to File Reports under Rule l5Ga-1

Not Applicable

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE

REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

Item 2.02 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Underwriter

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

COLT DEPOSITOR II, LLC

By:	/s/ Donna Yi
Name: Title:	Donna Yi Vice President

Date:   July 14, 2021

EXHIBIT INDEX

99.1	AMC Diligence, LLC (“AMC”) Due Diligence Executive Summary
99.2	AMC Valuation Summary
99.3	AMC Exception Grades
99.4	AMC Rating Agency Grades
99.5	Infinity IPS, Inc. (“Infinity”) Executive Summary
99.6	Infinity Disposition Report

99.7	Infinity Findings Details Report

99.8	Infinity Rating Agency Grading
99.9	Infinity Tape Discrepancies
99.10	Infinity Valuation Report

99.11	Clayton Series LLC (“Clayton”) Due Diligence Narrative Report

99.12	Clayton Loan Level Tape Compare

99.13	Clayton Valuation Summary

99.14	Clayton Waived Conditions Summary

99.15	Clayton Conditions Detail

99.16	Edge Mortgage Adviser Company, LLC (“Edge MAC”) Due Diligence Executive Summary

99.17	Edge Mac Exception Report

99.18	Edge Mac Exception Report Loan

99.19	Edge Mac Rating Agency Grades

99.20	Edge Mac Final Tape Compare Report

99.21	Edge Mac Valuation Summary Report

99.22	Recovco Mortgage Management, LLC (“Recovco”) Executive Summary

99.23	Recovco Rating Agency Grades

99.24	Recovco Loan Level Exceptions

99.25	Recovco Exception Level
99.26	Recovco Valuation Summary
99.27	Recovco Data Comparison
99.28	Selene Diligence LLC (“Selene”) Due Diligence Review Narrative
99.29	Selene Rating Agency Grading

99.30	Selene Findings Detail

99.31	Selene Valuation Summary

99.32	Selene Data Compare

99.33	Evolve Mortgage Services, LLC (“Evolve”) Executive Summary

99.34	Evolve Rating Agency Grades

99.35	Evolve Exception Detail

99.36	Evolve Valuation Report

99.37	Evolve Date Compare